Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Share Capital
NOTE 12. SHARE CAPITAL
The authorized share capital of the Company is comprised of the following:
(i)
Unlimited
number of Subordinate Voting Shares
Holders of the Subordinate Voting Shares are entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company shall have the right to vote. At each such meeting holders of Subordinate Voting Shares shall be entitled to one vote in respect of each Subordinate Voting Share held. Holders of Subordinate Voting Shares are entitled to receive as and when declared by the directors, dividends in cash or property of the Company. No dividend will be declared or paid on the Subordinate Voting Shares unless the Company simultaneously declares or pays, as applicable, equivalent dividends (on an as-converted
to Subordinate Voting Share basis) on the Multiple Voting Shares and Super Voting Shares.
As of June 30, 2021, and 2020, there were 70,521,604 and 38,594,983 Subordinate Voting Shares issued and outstanding, respectively.
(ii)
Unlimited
number of Multiple Voting Shares
Holders of Multiple Voting shares are entitled to notice of and to attend any meetings of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company have the right to vote. At each such meeting, holders of Multiple Voting Shares are entitled to one vote in respect of each Subordinate Voting Share into which such Multiple Voting Share could ultimately then be converted (initially, 100 votes per Multiple Voting Share). The initial “Conversation Ratio” for Multiple Voting Shares is
100
Subordinate Voting shares for each Multiple Voting Share, subject to adjustment in certain events. Holders of Multiple Voting Shares have the right to receive dividends, out of any cash or other assets legally available therefore, pari passu (on an as converted basis, assuming conversion of all Multiple Voting Shares into Subordinate Voting Shares at the Conversion Ratio) as to dividends and any declaration or payment of any dividend on the Subordinate Voting Shares.
No dividend may be declared or paid on the Multiple Voting Shares unless the Company simultaneously declares or pays, as applicable, equivalent dividends (on an as-converted
to Subordinate Voting Share basis) on the Subordinate Voting Shares and Super Voting Shares.
As of June 30, 2021, and 2020, there were 564,611, and 66,614 Multiple Voting Shares issued and outstanding, respectively, which were equal to 56,461,096, and 6,661,374 Subordinate Voting Shares, respectively, if converted.
(iii)
Unlimited
number of Super Voting Shares
Holders of Super Voting Shares are entitled to notice of and to attend at any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company shall have the right to vote. At each such meeting, holders of Super Voting Shares are be entitled to two votes in respect of each Subordinate Voting Share into which such Super Voting Share could ultimately then be converted (initially, 200 votes per Super Voting Share). Holders of Super Voting Shares have the right to receive dividends, out of any cash or other assets legally available therefore, pari passu (on an as converted to Subordinated Voting Share basis) as to dividends and any declaration or payment of any dividend on the Subordinate Voting Shares. No dividend is to be declared or paid on the Super Voting Shares unless the Company simultaneously declares or pays, as applicable, equivalent dividends (on an as-converted
to Subordinate Voting Share basis) on the Subordinate Voting Shares and Multiple Voting Shares. The initial “Conversion Ratio” for the Super Voting Shares is one Multiple Voting Share for each Super Voting Share, subject to adjustment in certain events.
On March 21, 2021, in accordance with the terms of the Company’s Articles, all of the outstanding Super Voting Shares converted automatically, without any action by the holders of such Super Voting Shares, into Multiple Voting Shares and, following that conversion, the Company may not issue additional Super Voting Shares.
As of June 30, 2021, and 2020, there were 0, and 67,813 Super Voting Shares issued or outstanding, respectively, which were equal to 0 and 67,813,300 Super Voting Shares, respectively, if converted.

12.	SHARE CAPITAL
The authorized share capital of the Company is comprised of the following:
(i)
Unlimited
number of Subordinate Voting Shares
Holders of the Subordinate Voting Shares are entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company shall have the right to vote. At each such meeting holders of Subordinate Voting Shares shall be entitled to one vote in respect of each Subordinate Voting Share held. Holders of Subordinate Voting Shares are entitled to receive as and when declared by the directors, dividends in cash or property of the Company. No dividend will be declared or paid on the Subordinate Voting Shares unless the Company simultaneously declares or pays, as applicable, equivalent dividends (on an as-converted
to Subordinate Voting Share basis) on the Multiple Voting Shares and Super Voting Shares.
As of December 31, 2020, 2019 and 2018, there were 59,952,461 and 35,871,672 and 11,135,117 Subordinate Voting Shares issued and outstanding, respectively.
(ii) Unlimited number of Multiple Voting Shares
Holders of Multiple Voting shares are entitled to notice of and to attend any meetings of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company have the right to vote. At each such meeting, holders of Multiple Voting Shares are entitled to one vote in respect of each Subordinate Voting Share into which such Multiple Voting Share could ultimately then be converted (initially, 100 votes per Multiple Voting Share). The initial “Conversation Ratio” for Multiple Voting Shares is 100 Subordinate Voting shares for each Multiple Voting Share, subject to adjustment in certain event. Holders of Multiple Voting Shares have the right to receive dividends, out of any cash or other assets legally available therefor, pari passu (on an as converted basis, assuming conversion of all Multiple Voting Shares into Subordinate Voting Shares at the Conversion Ratio) as to dividends and any declaration or payment of any dividend on the Subordinate Voting Shares.
No dividend may be declared or paid on the Multiple Voting Shares unless the Company simultaneously declares or pays, as applicable, equivalent dividends (on an as-converted
to Subordinate Voting Share basis) on the Subordinate Voting Shares and Super Voting Shares.
As of December 31, 2020, 2019 and 2018, there were 14,390, 66,614 and 137,505 Multiple Voting Shares issued and outstanding, respectively, which were equal to 1,439,037, 6,661,374 and 13,750,451 Subordinate Voting Shares, respectively, if converted. During the year ended December 31, 2019, 70,891 Multiple Voting Shares were converted into 7,089,077 Subordinate Voting Shares. There were no
Multiple Voting Shares converted during the year ended December 31, 2018.
(iii) Unlimited number of Super Voting Shares
Holders of Super Voting Shares are entitled to notice of and to attend at any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company shall have the right to vote. At each such meeting, holders of Super Voting Shares are be entitled to two votes in respect of each Subordinate Voting Share into which such Super Voting Share could ultimately then be converted (initially, 200 votes per Super Voting Share). Holders of Super Voting Shares have the right to receive dividends, out of any cash or other assets legally available therefor, pari passu (on an as converted to Subordinated Voting Share basis) as to dividends and any declaration or payment of any dividend on the Subordinate Voting Shares. No dividend is to be declared or paid on the Super Voting Shares unless the Company simultaneously declares or pays, as applicable, equivalent dividends (on an as-converted
to Subordinate Voting Share basis) on the Subordinate Voting Shares and Multiple Voting Shares. The initial “Conversion Ratio” for the Super Voting Shares is one Multiple Voting Share for each Super Voting Share, subject to adjustment in certain events.
As of December 31, 2020, 2019 and 2018 there were 581,825, 678,133 and 852,466 Super Voting Shares issued and outstanding, respectively, which were equal to 58,182,500, 67,813,300 and 85,246,600 Subordinate Voting Shares, respectively, if converted. During the year ended December 31, 2019, 174,333 Super Voting Shares were converted into 17,433,300 Subordinate Voting Shares. There were no Super Voting Shares converted during the year ended December 31, 2018.
During the year ended December 31, 2018, the Company entered into four separate $6.0 million promissory notes see
“Note 7—Notes Payable and Note 8—Notes Payable Related Party”
. In conjunction with the closing of the promissory notes, as additional consideration to the lenders, existing shareholders agreed to dilute their ownership and transfer shares from their personal shareholdings which were valued at $0.2 million. The Company treated that dilution to additional paid in capital and as an additional debt discount of $50,000 per note.
On August 27, 2018, concurrent with the Transaction, the Company completed a brokered private placement (the “SR Offering”) of 10,927,500 subscription receipts for gross proceeds of $50.6 million, which after transaction costs resulted in net proceeds of $47.5 million. The 10,927,500 issued and outstanding subscription receipts were exchanged for 10,927,500 Subordinate Voting Shares of the Company (3,573,450 of those Subordinate Voting Shares were immediately converted into 35,734.50 Multiple Voting Shares).
In connection with the SR Offering, Trulieve paid a cash fee to the Agents equal to 6.0% of the gross proceeds of the SR Offering, provided that the cash fee payable to the Agents was reduced to 3.0% in respect of sales to subscribers on a president’s list. As additional consideration, the Agents were granted an aggregate of 535,446 broker warrants (the “Broker Warrants”) on closing of the SR Offering.
The Broker Warrants are exercisable at any time prior to the date that is 24 months following the date that the Escrow Release Conditions are satisfied to acquire one Trulieve Share at the SR Offering Price, see “
Note 14—Reverse Takeover Transaction”.
In October 2018, 321,268 broker warrants were exercised for proceeds of approximately $1.5 million. In August 2019, 214,178 broker warrants were exercised for proceeds of approximately $964,000.

	Number of Warrants	Weighted average exercise price ($CAD)	Weighted Average Remaining Contractual Life (Yrs)
Outstanding and exercisable at December 31, 2017	—	—	—
Granted	535,446	6.00	2.00
Exercised	(321,268)	6.00	—

Outstanding and exercisable at December 31, 2018	214,178	6.00	1.66
Granted	—	—	—
Exercised	(214,178)	6.00	—

Outstanding and exercisable at December 31, 2019	—	—	—
Granted	—	—	—
Exercised	—	—	—

Outstanding and exercisable at December 31, 2020	—	—	—
On September 11, 2018, Trulieve approved a reclassification of the issued and outstanding share capital of Trulieve whereby each issued and outstanding Trulieve Share was split and became
150
Trulieve Shares. Unless otherwise noted, impacted amounts and share information included in the consolidated financial statements and notes thereto were retroactively adjusted for the stock split as if such stock split occurred on the first day of the first period presented.